CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS	A summary of the Company’s cash and cash equivalents is as follows:
	June 30, 2026	December 31, 2025
	$	$
Cash	50,167	41,607
Cash equivalents	231	2,660
Total	50,398	44,267